RELATED PARTY TRANSACTIONS - Summary of transactions with and amounts due from and due to related parties (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	May 31, 2021 CNY (¥)	Jan. 05, 2021 CNY (¥)
Related Party Transaction [Line Items]
Lump-sum cash payment		¥ 190,724	$ 29,929	¥ 37,372
Aguila Information, S.A.P.I. de C.V.
Related Party Transaction [Line Items]
Accrued interest		16,114					¥ 846
Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties		203,146		542	¥ 123,947
Massnet Microcredit
Related Party Transaction [Line Items]
Non-interest bearing loan collected						¥ 54,000
Massnet Microcredit | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties		54,000
GAYANG (Hong Kong) Co., Limited
Related Party Transaction [Line Items]
Non-interest bearing loan collected		11,471
Non-interest bearing loan		20,664
Interest bearing loan		¥ 10,642
Fixed annual interest rate		8.00%
Accrued interest		¥ 171
GAYANG (Hong Kong) Co., Limited | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties		¥ 31,306			1,716
Subsidiary Director | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties				¥ 79
Interest rate on loan receivable				6.00%
China Smartpay
Related Party Transaction [Line Items]
Accrued interest	¥ 7,570				¥ 4,938
Interest rate on loan receivable					9.00%
Loans					¥ 119,924
Lump-sum cash payment	¥ 37,372
SG Fintech Joint Stock Company
Related Party Transaction [Line Items]
Accrued interest					¥ 1
Interest rate on loan receivable					0.50%
Loans					¥ 598
SG Fintech Joint Stock Company | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties					¥ 598